Voya Target Retirement 2045 Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 22.3%
13,137	iShares Core S&P 500 ETF	$ 5,015,311	13.5
10,250	iShares Russell 2000 ETF	2,237,678	6.0
8,153	iShares Russell Mid-Cap Growth ETF	847,994	2.3
761	Vanguard Russell 1000 Growth ETF	187,191	0.5

	Total Exchange-Traded Funds
	(Cost $6,544,727)	8,288,174	22.3

MUTUAL FUNDS: 77.7%
	Affiliated Investment Companies: 55.7%
93,300	Voya High Yield Bond Fund - Class P3	748,268	2.0
108,481	Voya Intermediate Bond Fund - Class P3	1,129,285	3.0
49,347	Voya Large Cap Growth Fund - Class P3	2,820,203	7.6
207,792	Voya Large Cap Value Fund - Class P3	2,771,947	7.5
197,373	Voya Multi-Manager Emerging Markets Equity Fund - Class P3	3,118,487	8.4
409,828	Voya Multi-Manager International Equity Fund - Class P3	5,708,900	15.5
333,443	Voya Multi-Manager International Factors Fund - Class P3	3,487,811	9.4
79,318	Voya Multi-Manager Mid Cap Value Fund - Class P3	836,011	2.3
		20,620,912	55.7

	Unaffiliated Investment Companies: 22.0%
194,905	TIAA-CREF S&P 500 Index Fund - Class I	8,172,352	22.0

	Total Mutual Funds
	(Cost $24,646,140)	28,793,264	77.7

	Total Investments in Securities (Cost $31,190,867)	$ 37,081,438	100.0
	Assets in Excess of Other Liabilities	7,127	0.0
	Net Assets	$ 37,088,565	100.0

Voya Target Retirement 2045 Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$8,288,174	$–	$–	$8,288,174
Mutual Funds	28,793,264	–	–	28,793,264
Total Investments, at fair value	$37,081,438	$–	$–	$37,081,438

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 28, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/20	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 2/28/2021	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class P3	$470,744	$301,804	$(51,072)	$26,792	$748,268	$26,694	$9,042	$-
Voya Intermediate Bond Fund - Class P3	690,250	1,094,626	(618,784)	(36,807)	1,129,285	22,688	17,915	14,824
Voya Large Cap Growth Fund - Class P3	1,985,329	1,232,090	(556,226)	159,010	2,820,203	6,103	88,762	258,453
Voya Large Cap Value Fund - Class P3	1,418,120	1,318,815	(357,651)	392,663	2,771,947	23,149	75,014	155,633
Voya Multi-Manager Emerging Markets Equity Fund - Class P3	1,321,515	1,408,171	(218,893)	607,694	3,118,487	19,791	22,946	65,995
Voya Multi-Manager International Equity Fund - Class P3	3,540,504	1,665,493	(661,731)	1,164,634	5,708,900	44,267	62,470	153,417
Voya Multi-Manager International Factors Fund - Class P3	2,048,651	1,214,536	(253,386)	478,010	3,487,811	83,729	12,581	-
Voya Multi-Manager Mid Cap Value Fund - Class P3	543,787	221,947	(121,931)	192,208	836,011	7,610	(4,472)	23,086
Voya Small Company Fund - Class P3	484,399	153,306	(664,917)	27,212	-	-	13,889	-
	$12,503,299	$8,610,788	$(3,504,591)	$3,011,416	$20,620,912	$234,031	$298,147	$671,408

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At February 28, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $31,623,762.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$5,485,209
Gross Unrealized Depreciation	(27,533)

Net Unrealized Appreciation	$5,457,676